Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended
	Jan. 25, 2021 USD ($)	Jan. 21, 2021 $ / shares	Feb. 25, 2021 USD ($)	Apr. 07, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of vessels					14
Long-term Debt, Gross					$ 379,662	$ 262,385
Unit Repurchase Program [Member]
Unit repurchase program authorized	$ 30,000
Period in force	2 years
CMBFL Sale And Leaseback Transaction [Member]
Sale and leaseback transaction gross cash inflow financing arrangement			$ 30,030
Debt Instrument, Term			5 years
Repayment installments			20
Line of Credit Facility, Frequency of Payments			quarterly
Debt Instrument, Periodic Payment, Principal			$ 826
Purchase option to acquire vessel under a financing arrangement			$ 4,505
Debt Instrument, Description of Variable Rate Basis			LIBOR
Debt Instrument, Basis Spread on Variable Rate			2.85%
M/V Seattle Express,M/V Long Beach Express and M/V Fos Express [Member]
Number of vessels			3
Containership capacity in TEU			5,089
Total consideration			$ 40,500
M/V Seattle Express,M/V Long Beach Express and M/V Fos Express [Member] | Sellers' Credit [Member]
Long-term Debt, Gross			$ 6,000
Debt Instrument, Description			repayment of up to 5 years
Debt Instrument, Interest Rate, Stated Percentage			5.00%
M/V Seattle Express,M/V Long Beach Express and M/V Fos Express [Member] | Lease Agreements [Member]
Time Charter (TC) in years			five year
Gross Daily Hire Rate			$12,300
M/V CMA CGM Magdalena and M/V Adonis [Member]
Sale price agreed in Memorandum of Agreement				$ 195,000
M/V CMA CGM Magdalena [Member]
Date of vessel sale				May
M/V Adonis [Member]
Date of vessel sale				July/August 2021
Limited Partner [Member]
Dividends payable, Date declared		Jan. 21, 2021
Dividend declared | $ / shares | $ / shares		$ 0.10
Dividends payable, Date of payment		Feb. 10, 2021
Dividends payable, Date of record		Feb. 02, 2021